Annual Total Returns- JPMorgan California Tax Free Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan California Tax Free Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.89%	5.17%	(0.89%)	6.53%	2.26%	(0.62%)	3.64%	1.19%	5.74%	4.11%